Washington National Insurance Company
One Presidential Parkway
P.O. Box 9019
Kokomo,  IN  46904-9019
1-800-866-9922


February 26, 1998


Contract Owners
Separate Account I - WN V
Washington National Insurance Company


Attached is the Statement of Financial information for the periods ending December 31, 1997 and 1996.



/s/ Joseph P. Clarke
Second Vice President

SEPARATE ACCOUNT I OF
WASHINGTON NATIONAL INSURANCE COMPANY

December 31, 1997 and 1996




Report of Independent Accountants                               1
Statement of Assets and Contract Owners' Equity                 2
Statements of Operations                                        3
Statements of Changes in Contract Owners' Equity                4
Notes to Financial Statements                                   5

REPORT OF INDEPENDENT ACCOUNTANTS


The Contract Owners of Separate Account I and
The Board of Directors of Washington National Insurance Company

We have audited the accompanying statement of assets and contract owners' equity of Separate Account I of Washington National Insurance Company, comprising, respectively, the Bond, Money Market, Capital Growth, and Income Sub-Accounts as of December 31, 1997, and the related statement of operations and statement of changes in contract owners' equity for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statement of operations and statement of changes in contract owners' equity for the year ended December 31, 1996, was audited by other auditors, whose report, dated February 3, 1997, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of portfolio shares owned at December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the December 31, 1997, financial statements referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting Separate Account I of Washington National Insurance Company as of December 31, 1997, and the results of its operations and changes in contract owners' equity for the year then ended in conformity with generally accepted accounting principles.


                              /s/ Coopers & Lybrand L.L.P.


Indianapolis, Indiana
February 23, 1998

SEPARATE ACCOUNT I OF WASHINGTON NATIONAL INSURANCE COMPANY
STATEMENT OF ASSETS AND CONTRACT OWNERS' EQUITY
December 31, 1997

                                                                                      Sub-Account
                                                              ----------------------------------------------------------
                                                                                Money         Capital       Growth and
                                                                  Bond          Market        Growth          Income
ASSETS
Investment in Scudder Variable Life Investment Fund -
  at net asset value - Note D:
   Bond portfolio (796,969.739 shares)                        $ 5,475,182
   Money Market portfolio (430,742.280 shares)                                $ 430,742
   Capital Growth portfolio (1,595,010.209 shares)                                          $32,905,060
   Growth and Income portfolio (177,405.505 shares)                                                         $ 2,036,615
                                                              $ 5,475,182     $ 430,742     $32,905,060     $ 2,036,615


CONTRACT OWNERS' EQUITY                                       $ 5,475,182     $ 430,742     $32,905,060     $ 2,036,615


Accumulation units outstanding                                  1,984,883       225,365       6,063,747       1,378,506

Accumulation unit value                                       $  2.758441     $1.911308     $  5.426523     $  1.477407

Scudder Variable Life Investment Fund share price             $      6.87     $    1.00     $     20.63     $     11.48

Scudder Variable Life Investment Fund cost                    $ 5,237,280     $ 430,742     $23,609,085     $ 1,558,550


See notes to financial statements.


SEPARATE ACCOUNT I OF WASHINGTON NATIONAL INSURANCE COMPANY
STATEMENTS OF OPERATIONS

                                                                                                                     Period from
                                                                                                                   July 1, 1996 to
                                            Year Ended December 31, 1997          Year Ended December 31, 1996    December 31, 1996
                                      --------------------------------------     -------------------------------  -----------------
                                                   Sub-Account                            Sub-Account                 Sub-Account
                                      --------------------------------------     -------------------------------  -----------------
                                                                      Growth                                            Growth
                                                Money     Capital      and                  Money      Capital            and
                                        Bond    Market    Growth      Income        Bond    Market     Growth           Income
Investment income:
  Interest                            $      -  $     -  $        -  $      -    $ 430,886  $43,907  $    12,870       $      -
  Dividends                            386,147   24,242   2,281,928    90,925      190,786   12,441      551,808          9,274
                                       386,147   24,242   2,281,928    90,925      621,672   56,348      564,678          9,274

Expenses--Note C
  Annuity rate guarantee charge         47,287    3,870     254,276    13,737       74,443    8,596      238,641          3,290
  Investment advisory and
    management fee                           -        -           -         -       30,152    4,096       83,739              -
  Accounting service fee                20,266    1,659     108,976     5,887       32,334    3,742      103,471          1,412
  General and administrative expenses        -        -           -         -       12,061    1,638       33,496              -
                                        67,553    5,529     363,252    19,624      148,990   18,072      459,347          4,702

        NET INVESTMENT INCOME          318,594   18,713   1,918,676    71,301      472,682   38,276      105,331          4,572

Realized and unrealized gain (loss)
  on investment:
    Realized gain                            -        -           -         -       14,992        -   16,634,691              -
    Unrealized gain(loss) on
      investments- Note D
        End of period                  237,902        -   9,295,975   478,065      125,368        -    2,359,637        128,778
        Beginning of period            125,368        -   2,359,637   128,778      585,246        -   14,143,729              -
        Net unrealized gain (loss)     112,534        -   6,936,338   349,287     (459,878)       -  (11,784,092)       128,778

        NET REALIZED AND UNREALIZED
          GAIN (LOSS) ON INVESTMENTS   112,534        -   6,936,338   349,287     (444,886)       -    4,850,599        128,778


INCREASE IN NET ASSETS
  FROM OPERATIONS                     $431,128  $18,713  $8,855,014  $420,588    $  27,796  $38,276  $ 4,955,930       $133,350


See notes to financial statements.

                                                                  3

SEPARATE ACCOUNT I OF WASHINGTON NATIONAL INSURANCE COMPANY
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                                                                                                     Period from
                                                                                                                    July 1, 1996 to
                                         Year Ended December 31, 1997             Year Ended December 31, 1996     December 31, 1996
                               ---------------------------------------------  ------------------------------------  ----------------
                                                Sub-Account                               Sub-Account                   Sub-Account
                               ---------------------------------------------  ------------------------------------  ----------------
                                                                   Growth                                                Growth
                                            Money      Capital      and                      Money      Capital           and
                                  Bond      Market     Growth      Income        Bond        Market     Growth           Income
ADDITIONS (DEDUCTIONS):
  From investment activities:
    Net investment income      $  318,594  $ 18,713  $ 1,918,676  $   71,301  $   472,682  $   38,276  $   105,331     $    4,572
    Net realized gain                   -         -            -           -       14,992           -   16,634,691              -
    Net unrealized
      gain (loss)                 112,534         -    6,936,338     349,287     (459,878)          -  (11,784,092)       128,778
      INCREASE IN CONTRACT
        OWNERS' EQUITY FROM
        OPERATIONS                431,128    18,713    8,855,014     420,588       27,796      38,276    4,955,930        133,350
  From capital transactions:
    Contract purchase
      payments                    166,670    28,582      694,103      64,212      232,733      42,845      941,849         17,910
    Withdrawals and contracts
      surrendered - Note A     (1,026,160)  (67,842)  (4,488,550)    (34,813)  (6,645,192) (1,128,015) (14,071,250)       (20,578)
    Death benefits                (31,636)   (2,677)    (126,828)          -       (9,921)          -       (6,743)             -
    Net asset value of units
      transferred, including
      exchanges with the
      Fixed Account              (216,207)  (21,387)   1,460,324     431,836      168,138    (152,562)   2,411,490      1,024,110

      INCREASE (DECREASE) IN
        CONTRACT OWNERS'
        EQUITY FROM CAPITAL
        TRANSACTIONS           (1,107,333)  (63,324)  (2,460,951)    461,235   (6,254,242) (1,237,732) (10,724,654)     1,021,442


      NET INCREASE (DECREASE)
        IN CONTRACT OWNERS'
        EQUITY                   (676,205)  (44,611)   6,394,063     881,823   (6,226,446) (1,199,456)  (5,768,724)     1,154,792

Contract owners' equity:
  Beginning of period           6,151,387   475,353   26,510,997   1,154,792   12,377,833   1,674,809   32,279,721              -
  End of period                $5,475,182  $430,742  $32,905,060  $2,036,615  $ 6,151,387  $  475,353  $26,510,997     $1,154,792

ANALYSIS OF CHANGES IN
  UNITS OUTSTANDING
    Units sold                     64,278    15,363     145,443       48,926      101,221      23,836      282,867         16,527
    Units redeemed               (402,790)  (37,406)   (945,481)     (26,970)  (2,725,512)   (641,984)  (3,834,654)       (18,493)
    Units transferred             (81,259)  (11,327)     308,412     348,573       74,014     (68,741)     664,596      1,009,943
      INCREASE (DECREASE) IN
        UNITS OUTSTANDING        (419,771)  (33,370)   (491,626)     370,529   (2,550,277)   (686,889)  (2,887,191)     1,007,977

    Units outstanding at
      beginning of period       2,404,654   258,735   6,555,373    1,007,977    4,954,931     945,624    9,442,564              -

        UNITS OUTSTANDING AT
          END OF PERIOD         1,984,883   225,365   6,063,747    1,378,506    2,404,654     258,735    6,555,373      1,007,977


See notes to financial statements.


SEPARATE ACCOUNT I OF
WASHINGTON NATIONAL INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
December 31, 1997 and 1996



NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Account:  The Separate Account I of Washington National
Insurance Company (the "Separate Account") is a series type segregated investment account of Washington National Insurance
Company ("WNIC"). WNIC was a wholly-owned subsidiary of Washington National Corporation ("WNC").

In December 1997, WNC merged with Conseco Services, L.L.C. ("Conseco"), a wholly owned subsidiary of Conseco, Inc. Under the terms of the merger, the separate corporate existence of WNC shall cease and Conseco shall continue as the surviving corporation.
The merger is not expected to have any effect on the Separate
Account.

On July 1, 1996, the Separate Account converted from an open-end diversified management investment company to a unit investment trust and transferred its assets into specified portfolios of the Scudder Variable Life Investment Fund ("the Fund"), a mutual fund of the series type, in exchange for shares of the portfolios.
The fair value of the portfolio was equal to the fair value of assets transferred. This transaction was approved by contract holders at a special meeting held March 12, 1996.

The Separate Account is registered as an unit investment trust under the Investment Company Act of 1940. The Separate Account no longer issues new contracts. There are four Sub-Accounts within the Separate Account, each with its own investment objectives and policies as follows:

  Bond Sub-Account -- high level of current income while preserving capital by investing in fixed income securities.

  Money Market Sub-Account (formerly known as the short-term portfolio sub-account)-- moderate level of current income consistent with liquidity and preservation of capital by investing in one or more types of short-term instruments.

  Capital Growth Sub-Account (formerly known as the stock sub-account)-- long-term capital growth and income by investing principally in equity-type securities.

  Growth and Income Sub-Account -- long-term growth of capital, current income, and growth income by investing primarily in common stocks, preferred stocks, and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying current dividends. This investment option became available July 1, 1996.

SEPARATE ACCOUNT I OF
WASHINGTON NATIONAL INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - Continued


NOTE A -SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--Continued

In addition, a contract holder may elect to invest in a fixed annuity held by WNIC, or its successors, called the Fixed Account.

At December 31, 1995, WNIC was a contract holder in the Separate Account, and held, at fair value, $5,576,669, $1,084,802, and $9,654,392 in the Bond, Money Market and Capital Growth Sub-Accounts, respectively. On June 25, 1996, WNIC surrendered its contract and withdrew $5,454,177, $1,103,730 and $10,405,167 from the Bond, Money Market and Capital Growth Sub-Accounts, respectively. At December 31, 1996, WNIC had no investments in the Separate Account.

Valuation of Investments: Investments in portfolio shares are valued using the net asset value of the respective portfolios of the Fund at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed), interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. The Separate Account does not hold any investments which are restricted as to resale.

Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Separate Account as of the beginning of the valuation date.

Prior to July 1, 1996, securities traded on a national securities exchange were valued at the closing price as of the valuation date. Investments traded in the over-the-counter market are valued at the average between the bid and ask prices. Commercial paper is valued at amortized cost and other short-term investments are valued at cost. Differences, if any, from fair value are not considered material in relation to net assets.

Accumulation Unit Valuation: Accumulation unit values reflect the net asset value of each Sub-Account and are computed daily.

NOTE B -- MANAGEMENT ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

SEPARATE ACCOUNT I OF
WASHINGTON NATIONAL INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - Continued


NOTE C -- DEDUCTIONS AND CHARGES

Deductions and charges are made from the Separate Account and paid to WNIC as follows:

 - As a fee for administration and contract maintenance, WNIC deducts $30 annually from the accumulated value of each contract on the contract anniversary or on the date of surrender if it occurs between contract anniversaries. This fee does not apply to contracts for individual retirement accounts, or to contracts which at the end of any contract anniversary have received at least $1,200 of payments and in which the accumulated value is at least $20,000.

 - A contingent deferred sales charge of 6% is made on any amounts withdrawn which are in excess of 10% of the contract's accumulated value on the date of the first withdrawal during the respective year, except that no such charge is made for withdrawals of purchase payments received 72 months prior to the date of withdrawal and no such charge is made if the withdrawal amount is applied to a settlement option after the contract has been in force for five years or if the contract contains life contingencies.

 - As compensation for annuity rate guarantees, WNIC deducts an amount, computed on a daily basis, which is equal on an annual basis to .8% of the average net asset value of the Separate Account.

 - As compensation for providing financial accounting services to the Separate Account, WNIC deducts an amount, computed on a daily basis, equal to an annual rate of .35% of the average net asset value of the Separate Account.

In addition to the above, prior to July 1, 1996, the following additional deductions and charges were made from the Separate Account and paid to WNIC:

 - As a fee for managing and administering the investment activities of the Separate Account, WNIC deducts an amount, computed on a daily basis, equal to an annual rate of .5% of the average net asset value of each Sub-Account.

 - As reimbursement for incurring various other general and administrative expenses attributable to the Separate Account, WNIC deducts an amount, computed on a daily basis, equal to an annual rate of .2% of the average net asset value of the Separate Account. A component of these expenses is the fee paid to the Separate Account's Board of Directors. Only members of the Board of Directors who are not directors, officers, or employees of WNIC receive an annual retainer of $1,000, and a meeting fee of $350. In 1996, the Separate Account's three external directors each received $500.

SEPARATE ACCOUNT I OF
WASHINGTON NATIONAL INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - Continued


NOTE D -- INVESTMENTS

Effective July 1, 1996, Scudder, Stevens & Clark, Inc. (The "Adviser") provides management and investment advisory services to the Fund. The Adviser provides investment research and portfolio management services to a number of mutual funds and other clients. Each Portfolio pays the Adviser a fee for its investment advisory services at the following rates:

                                   Percentage of the Portfolio's
    Portfolio                      Average Daily Net Asset Value
    ---------                      -----------------------------

    Bond Portfolio                             .475%
    Money Market Portfolio                     .370%
    Capital Growth Portfolio                   .475%
    Growth and Income Portfolio                .469%



Proceeds from the sale of investments in 1996, other than United
States Government obligations and short-term notes, were $10,741,428 and $34,557,689 in the Bond and Capital Growth Sub-Accounts, respectively.

There were no purchases of investments, other than investments in Fund shares, during 1997.

Net asset value of Fund shares represents the year-end fair value of the shares. At December 31, 1997, the net unrealized gain on each fund was: Bond - $237,902, Capital Growth - $9,295,975, and
Growth and Income - $478,065.

NOTE E -- FEDERAL INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of WNIC, which under the Internal Revenue Code is taxed as a "life insurance company." The Separate Account is not taxed as a regulated investment company under Subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the realized gains of the Separate Account.

The registrant hereby incorporates by reference the Scudder Variable Life Investment Supplement to the May 1, 1997 Prospectus and the 1997 Annual Report of Scudder Variable Life Investment Fund, file number 811-4257, filed with the Commission on January 5, 1998 and on February 17, 1998, respectively.